Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000006955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 38,184	$ 38,184	$ 38,184	$ 27,866	$ 26,090	$ 31,542	$ 22,990	$ 18,522	$ 17,510	$ 13,698	$ 11,449	$ 11,774
Average Annual Return, Percent	37.03%	15.57%	14.34%
C000006952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 35,209	$ 35,209	$ 35,209	25,765	24,185	29,313	21,422	17,302	16,403	12,864	10,785	11,123
Average Annual Return, Percent	29.48%	14.03%	13.41%
C000006952 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	36.66%	15.27%	14.03%
C000088417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 38,576	$ 38,576	$ 38,576	28,130	26,314	31,788	23,146	18,622	17,594	13,744	11,474	11,785
Average Annual Return, Percent	37.14%	15.68%	14.45%
C000006956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 36,064	$ 36,064	$ 36,064	26,490	24,952	30,362	22,249	18,018	17,131	13,471	11,327	11,709
Average Annual Return, Percent	36.14%	14.89%	13.69%
C000006954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 34,859	$ 34,859	$ 34,859	25,509	23,946	29,253	21,549	17,542	16,765	13,255	11,204	11,649
Average Annual Return, Percent	34.61%	14.35%	13.30%
C000006954 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	35.61%	14.35%	13.30%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,028	$ 33,028	$ 33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
Average Annual Return, Percent	28.19%	15.80%	12.69%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 43,346	$ 43,346	$ 43,346	$ 32,444	$ 29,617	$ 31,592	$ 22,578	$ 17,883	$ 16,968	$ 14,020	$ 11,658	$ 11,473
Average Annual Return, Percent	33.60%	19.37%	15.80%